COMMITMENTS AND CONTINGENCIES (Details) - EUR (€) € in Millions		Dec. 31, 2015	Dec. 31, 2014
Financial instruments whose contract amounts represent credit risk:
Commitments to extend credit*	[1]	€ 6	€ 6
Commercial letters of credit		224	474
Standby letters of credit and financial guarantees written		3,257	3,598
Total		3,487	4,078
Commitments And Contingencies Footnote [Abstract]
Group commitments to extend credit, which cannot be cancelled without certain conditions being met at any time and without notice, or for which automatic cancellation due to credit deterioration of the borrower is not allowed		5,738	6,743
Legal Contingencies [Abstract]
Cases under litigation that the Group has provided for		€ 62	€ 67

[1]	Commitments to extend credit as at December 31, 2014 and 2015 include amounts, which cannot be cancelled without certain conditions being met at any time and without notice, or for which automatic cancellation due to credit deterioration of the borrower is not allowed. Such commitments are used in the Risk Weighted Assets calculation for capital adequacy purposes under regulatory rules currently in force. The total commitments to extend credit at December 31, 2015 are EUR 5,738 million (2014: EUR 6,743 million).